FAIR VALUE MEASUREMENTS - Additional information (Details) - USD ($)	Sep. 30, 2021	Mar. 02, 2021
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price per warrant	$ 2.04	$ 1.40
Aggregate warrant values	$ 12,206,000	$ 8,376,666
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price per warrant	$ 1.08	$ 1.37
Aggregate warrant values	$ 11,385,000	$ 14,442,083